Business Combination (Acquisition of FL Mobile and Red, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended								1 Months Ended	12 Months Ended		0 Months Ended						1 Months Ended	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Customer relationships [Member]	Dec. 31, 2013 User base [Member]	Dec. 31, 2013 Technology [Member]	Dec. 31, 2013 Self developed game acquired from Beijing Red [Member]	Dec. 31, 2012 FL Mobile and Red [Member]	Dec. 31, 2012 FL Mobile and Red [Member]	Nov. 30, 2012 FL Mobile and Red [Member]	Nov. 30, 2012 FL Mobile and Red [Member] Customer relationships [Member]	Nov. 30, 2012 FL Mobile and Red [Member] User base [Member]	Nov. 30, 2012 FL Mobile and Red [Member] Technology [Member]	Nov. 30, 2012 FL Mobile and Red [Member] Self developed game acquired from Beijing Red [Member]	Nov. 30, 2012 FL Mobile and Red [Member] Common Shares [Member]	Nov. 30, 2012 FL Mobile [Member] Equity Method Investments [Member]	Jul. 31, 2012 Beijing Technology [Member] FL Mobile [Member]	Dec. 31, 2012 Beijing Technology [Member] FL Mobile [Member]	Sep. 01, 2010 Beijing Technology [Member] FL Mobile [Member]
Business Acquisition [Line Items]
Aggregate cost for investment in FL Mobile																				$ 2,462
Percentage of equity interest in equity method investee																		26.40%		33.00%
Fair value of equity investment in FL Mobile	16,687	[1]	0																	1,077
Prepaid customer acquisition cost																				1,455
Intangible assets purchase, percentage of equity interest transferred																		20.00%
Gain on change of interest in an associate	0		943	0															943
Purchase consideration, number of shares																12,346,647
Purchase consideration, fair value of shares											16,421					16,421
Equity interest remeasurement gain recognized										2,882
Assumed discount rate																	25.00%
Long-term sustainable growth rate																	3.00%
Assumed discount for lack of marketability																	25.00%
Identified intangible assets, amount												80	2,433	2,273	191
Identified intangible assets, estimated useful life					4 years	1 year 6 months	4 years 7 months 6 days	7 months 6 days				4 years	1 year 7 months 2 days	4 years	8 months 7 days
Net revenues	196,702		91,768	40,671					707
Net income	$ (1,856)		$ 9,430	$ 10,251					$ 184

[1]	Balances are presented using period-end exchange rate of RMB against USD of year 2013.